Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities
Accrued payroll	$ 928	$ 1,032
Accrued interest	9,953	9,193
Accrued expenses	4,345	5,239
Total	$ 15,226	$ 15,464